Property and Equipment, Other (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Other
Schedule of property and equipment, other

	As of December 31,
(in $ millions)	2022	2021
Capitalized software for internal use	$365	$304
Computer equipment	71	65
Leasehold improvements	49	52
Furniture, fixtures and other equipment	5	6
Capital projects in progress	5	9
	495	436
Less: accumulated depreciation and amortization	(277)	(220)
Property and equipment, net	$218	$216